Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2007
Stock par value	$ 2.50	$ 2.50
Perpetual preferred stock issued				25
Perpetual preferred stock, liquidation value				$ 100,000
Preferred stock, shares outstanding	15	15
Variable rate description	A variable rate of 3.25% was in effect for the dividend payments due in the all four quarters of 2021, followed by several increases in 2022 with a rate of 6.25% in effect for the last quarter of 2022.
Preferred stock, redemption, amount			$ 1,000,000
Preferred stock, redemption, shares			10
FHLBB [Member]
Stock par value	$ 100
ACBB [Member]
Description of minimum invest	Company is required to invest in a minimum of 20 shares of the common stock of ACBB’s parent company, ACBI.
CFSG [Member]
Ownership interest	100.00%